Business Combinations- Additional Information (Details) € in Thousands, $ in Thousands								6 Months Ended	7 Months Ended	8 Months Ended	12 Months Ended
	Jul. 01, 2023 EUR (€) store	Apr. 28, 2023 EUR (€)	Apr. 28, 2023 USD ($)	Apr. 27, 2023	Dec. 31, 2022	Jan. 01, 2022	Jun. 04, 2021 EUR (€)	Dec. 31, 2023 EUR (€) store	Dec. 31, 2021 EUR (€)	Dec. 31, 2023 EUR (€) store	Dec. 31, 2023 EUR (€) store	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 EUR (€)	Apr. 28, 2023 USD ($)
Disclosure of detailed information about business combination [line items]
Costs related to the business combination											€ 2,140	€ 2,137
Proportion of ownership interest in associate
Group’s percentage interest											90.00%
Consideration paid in cash											€ 117,686	€ 585	€ 4,224
Pelletteria Tizeta S.r.l.
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in associate				50.00%
Pelletteria Tizeta S.r.l. | Tom Ford International LLC
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in associate				50.00%
Tom Ford International LLC
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in associate				15.00%	15.00%	15.00%					15.00%	15.00%	15.00%
Provision of guarantees or collateral to entity, related party transactions | $			$ 6,875
CGU Thom Browne Korea Ltd.
Disclosure of detailed information about business combination [line items]
Contingent consideration	€ 18,583							€ 18,991		€ 18,991	€ 18,991
Goodwill	23,966
Costs related to the business combination	263
Revenue of the acquiree since the acquistion date								19,668
Profit (loss) of the acquiree since the acquistion date								(1,003)
Cash consideration	26,574
Consideration paid in cash	€ (7,991)
CGU Thom Browne Korea Ltd. | Forecast
Disclosure of detailed information about business combination [line items]
Contingent consideration														€ 9,689	€ 9,302
Tom Ford International LLC
Disclosure of detailed information about business combination [line items]
Costs related to the business combination		€ 5,436
Revenue of the acquiree since the acquistion date										235,531
Profit (loss) of the acquiree since the acquistion date										(14,926)
Percentage of voting interests acquired		85.00%														85.00%
Implied fair value | $																$ 150,000
Additional revenues if acquisition had occurred at beginning of year											97,000
Additional net income if acquisition had occurred at beginning of year											€ (17,000)
Percentage of entity's assets											15.70%
Percentage of entity's revenue											12.40%
Trade receivables								24,571		24,571	€ 24,571
Best estimate at acquisition date of contractual cash flows not to be collected								€ 1,242		€ 1,242	€ 1,242
Long-term licensing and collaboration agreement, term		20 years														20 years
Long-term licensing and collaboration agreement, renewal term		10 years														10 years
Long-term licensing and collaboration agreement, term of minimum annual guaranteed royalties								10 years		10 years	10 years
Cash consideration		€ 119,073
Consideration paid in cash		109,110
Tom Ford International LLC | Concessions, licenses, trademarks and patents
Disclosure of detailed information about business combination [line items]
Intangible assets		€ 99,295
Useful life of intangible asset		30 years	30 years
Right-of-use guaranteed years		20 years														20 years
Right-of-use automatic renewal term		10 years														10 years
Tesitura Unbertino
Disclosure of detailed information about business combination [line items]
Contingent consideration							€ 1,170
Goodwill							€ 2,820
Revenue of the acquiree since the acquistion date									€ 5,625		€ 11,015	€ 10,210
Profit (loss) of the acquiree since the acquistion date									€ 561		1,479	938
Percentage of voting interests acquired							60.00%
Intangible assets							€ 4,200
Additional revenues if acquisition had occurred at beginning of year													€ 3,987
Additional net income if acquisition had occurred at beginning of year													674
Cash consideration							7,050
Consideration paid in cash							€ 3,514				€ 585	€ 585
Gruppo Dondi SPA
Disclosure of detailed information about business combination [line items]
Contingent consideration paid													€ 710
CGU Thom Browne Korea Ltd.
Disclosure of detailed information about business combination [line items]
Number of retail stores | store	17
TFI Group
Disclosure of detailed information about business combination [line items]
Number of retail stores | store								51		51	51
Pelletteria Tizeta S.r.l.
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in associate											100.00%
Group’s percentage interest		100.00%	100.00%